UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	06/30

Date of reporting period:	12/31/2017

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2017

Semiannual Report

to Shareholders

Deutsche Enhanced Commodity Strategy Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
7	Consolidated Portfolio Summary
9	Consolidated Investment Portfolio
36	Consolidated Statement of Assets and Liabilities
38	Consolidated Statement of Operations
39	Consolidated Statements of Changes in Net Assets

40	Consolidated Financial Highlights
46	Notes to Consolidated Financial Statements
65	Information About Your Fund’s Expenses
67	Advisory Agreement Board Considerations and Fee Evaluation
72	Account Management Resources
74	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Enhanced Commodity Strategy Fund

Letter to Shareholders

Dear Shareholder:

“Synchronous growth” is the catchphrase for the current market environment — positive momentum in the U.S. as well as for most of the major economies of the globe.

Overseas, both developed and emerging markets continue to improve, marked by low inflation rates, growing corporate earnings and attractive valuations. Here in the U.S., activity remains solid with only limited signs of overheating. Given the notable gains of the past year, a short-term pullback would not be a surprise. Nevertheless, strong fundamentals remain supportive of this expansion.

Solid income growth, improvements in net worth, manageable debt, elevated confidence and firm labor markets should continue to support consumer spending. Business investment is also showing signs of picking up, supported by improved confidence, favorable financial conditions and the recent tax reform bill.

The full effect of the new tax policy remains to be seen. While markets can respond almost instantly, and seem to have done so, the economy itself takes time to respond. Our economists believe that the net benefit may be fairly modest with the main beneficiaries being consumption and business investment.

All told, we believe this environment favors a long-term approach, with a focus on thoughtful asset, geographic and sector allocation, rather than market timing calls.

As always, we invite you to visit our website — deutschefunds.com — where you will find the most current insights from our CIO, economists and investment specialists.

Thank you for allowing us to help you address your investment needs.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Enhanced Commodity Strategy Fund	3

Performance Summary	December 31, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/17
Unadjusted for Sales Charge	8.17%	1.22%	–4.29%	–5.19%
Adjusted for the Maximum Sales Charge (max 5.75% load)	1.95%	–4.60%	–5.42%	–5.75%
Bloomberg Commodity Index†	7.35%	1.70%	–8.45%	–6.83%

Class T	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/17
Unadjusted for Sales Charge	8.16%	1.12%	–4.37%	–5.22%
Adjusted for the Maximum Sales Charge (max 2.50% load)	5.45%	–1.41%	–4.85%	–5.46%
Bloomberg Commodity Index†	7.35%	1.70%	–8.45%	–6.83%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/17
Unadjusted for Sales Charge	7.86%	0.48%	–5.02%	–5.89%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	6.86%	0.48%	–5.02%	–5.89%
Bloomberg Commodity Index†	7.35%	1.70%	–8.45%	–6.83%

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 12/31/17
No Sales Charges		8.43%	1.58%	1.84%
Bloomberg Commodity Index†		7.35%	1.70%	2.83%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/17
No Sales Charges	8.26%	1.41%	–4.13%	–5.01%
Bloomberg Commodity Index†	7.35%	1.70%	–8.45%	–6.83%

4	Deutsche Enhanced Commodity Strategy Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/17
No Sales Charges	8.41%	1.54%	–4.01%	–4.88%
Bloomberg Commodity Index†	7.35%	1.70%	–8.45%	–6.83%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2017 are 1.47%, 1.57%, 2.21%, 1.09%, 1.24% and 1.18% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of Deutsche Enhanced Commodity Strategy Fund during such periods and have been adjusted to reflect the higher total annual operating expenses. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Deutsche Enhanced Commodity Strategy Fund	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on June 1, 2016.

†	The Bloomberg Commodity Index is an unmanaged index that tracks a diversified group of commodities and commodities futures contracts traded on both U.S. and London exchanges.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Net Asset Value
12/31/17	$11.76	$11.76	$10.57	$11.94	$11.91	$11.95
6/30/17	$10.88	$10.88	$9.80	$11.04	$11.02	$11.05
Distribution Information as of 12/31/17
Six Months: Income Dividends	$.0081	$.0070	$—	$.0298	$.0198	$.0280

6	Deutsche Enhanced Commodity Strategy Fund

Portfolio Management Team

Darwei Kung, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2010.

–	Joined Deutsche Asset Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

–	Portfolio Manager: New York.

–	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Sonali Kapoor, Vice President

Portfolio	Manager of the Fund. Began managing the Fund in 2015.

–	Joined Deutsche Asset Management in 2013 with three years of industry experience. Prior to joining, served in Foreign Exchange Sales covering Institutional Clients at BNP Paribas. Prior to that, provided Fixed Income Coverage and Execution to Energy, Utility and Real Estate Companies in the Debt Capital Markets Group at UBS Securities. Started her career in Mathematical Modeling and Quantitative Analysis of Cash CLOs in the Credit Structuring Group at UBS Securities.

–	Portfolio Analyst for Fixed Income, Multi-Asset and Commodities: New York.

–	BS in Electrical and Computer Engineering, Carnegie Mellon University; MS in Computational Finance, Carnegie Mellon University.

Rick Smith, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–	Joined Deutsche Asset Management in 2004 with 21 years of industry experience. Prior to joining, he served 11 years as a Fixed Income Investment Grade Portfolio Manager at MFS Investments. Previously, he worked as a Research Analyst at Salomon Brothers.

–	Senior Portfolio Manager: New York.

–	BA in Economics, Vassar College; MBA in Finance, Vanderbilt University.

Consolidated Portfolio Summary	(Unaudited)

The Fund invests in commodity-linked derivative instruments backed by a portfolio of fixed-income instruments.

Commodity-Linked Investments

Commodity Sector Allocation (Commodity Exposure from Commodity-Linked Derivative Instruments as a % of Net Assets)	12/31/17	6/30/17
Energy	26%	20%
Agriculture	16%	14%
Industrial	14%	6%
Precious Metals	9%	8%
Livestock	4%	3%
	69%	51%

Deutsche Enhanced Commodity Strategy Fund	7

Fixed-Income Investments

Asset Allocation (As a % of Investment Portfolio excluding Options Purchased)	12/31/17	6/30/17
Government & Agency Obligations	50%	53%
Corporate Bonds	27%	25%
Asset-Backed	10%	9%
Cash Equivalents	7%	4%
Commercial Mortgage-Backed Securities	3%	2%
Mortgage-Backed Securities Pass-Throughs	1%	4%
Loan Participations and Assignments	1%	1%
Collateralized Mortgage Obligations	1%	2%
	100%	100%

Quality (Excludes Cash Equivalents)	12/31/17	6/30/17
AAA	66%	67%
AA	6%	5%
A	10%	11%
BBB	13%	12%
Below BBB	5%	5%
Not Rated	0%	0%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	12/31/17	6/30/17
Effective Maturity	1.8 years	1.9 years
Effective Duration	0.8 years	0.9 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s consolidated investment portfolio, see page 9. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 72 for contact information.

8	Deutsche Enhanced Commodity Strategy Fund

Consolidated Investment Portfolio	as of December 31, 2017 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 25.9%
Consumer Discretionary 3.6%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022 (a)	3,200,000	3,320,000
BMW U.S. Capital LLC:
144A, 1.5%, 4/11/2019	2,440,000	2,423,146
144A, 2.7%, 4/6/2022	8,400,000	8,428,829
Charter Communications Operating LLC, 3.579%, 7/23/2020	1,240,000	1,263,115
CSC Holdings LLC, 8.625%, 2/15/2019	2,500,000	2,637,500
D.R. Horton, Inc., 2.55%, 12/1/2020	2,755,000	2,750,883
Daimler Finance North America LLC:
144A, 1.5%, 7/5/2019	5,770,000	5,702,498
144A, 2.0%, 8/3/2018	550,000	550,064
144A, 2.2%, 5/5/2020	2,110,000	2,098,019
Discovery Communications LLC, 2.2%, 9/20/2019	1,935,000	1,926,060
DISH DBS Corp., 7.875%, 9/1/2019	2,700,000	2,889,000
Ford Motor Credit Co., LLC:
2.021%, 5/3/2019	3,430,000	3,414,450
2.262%, 3/28/2019	4,000,000	3,993,990
2.343%, 11/2/2020	4,000,000	3,962,042
2.375%, 3/12/2019	4,000,000	4,001,435
2.425%, 6/12/2020	3,750,000	3,727,780
General Motors Co., 3-month USD-LIBOR + 0.800%, 2.192%*, 8/7/2020	4,665,000	4,692,935
General Motors Financial Co., Inc.:
3.2%, 7/13/2020	4,000,000	4,054,291
3.7%, 11/24/2020	4,000,000	4,106,331
Harley-Davidson Financial Services, Inc., 144A, 2.25%, 1/15/2019	3,615,000	3,615,578
Hyundai Capital America:
144A, 1.75%, 9/27/2019	3,500,000	3,433,332
144A, 2.0%, 7/1/2019	3,360,000	3,319,780
Hyundai Capital Services, Inc., 144A, 2.625%, 9/29/2020	4,000,000	3,955,950
Newell Brands, Inc., 2.6%, 3/29/2019	939,000	942,207
Nissan Motor Acceptance Corp.:
144A, 2.0%, 3/8/2019	4,840,000	4,828,251
144A, 2.15%, 7/13/2020	4,860,000	4,822,877
Penske Automotive Group, Inc., 3.75%, 8/15/2020	370,000	376,938
RCI Banque SA, 144A, 3.5%, 4/3/2018	5,950,000	5,970,518
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	90,000	89,325
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	3,020,000	3,017,763

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	9

	Principal Amount ($)	Value ($)
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022	1,660,000	1,749,225
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,695,000	1,758,562

		103,822,674

Consumer Staples 1.2%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	7,725,000	7,763,762
BAT Capital Corp., 144A, 2.764%, 8/15/2022	7,890,000	7,847,035
Kraft Heinz Foods Co.:
2.8%, 7/2/2020	3,945,000	3,967,744
3.5%, 7/15/2022	4,000,000	4,091,007
Reynolds American, Inc., 2.3%, 6/12/2018	6,920,000	6,928,114
Tyson Foods, Inc., 2.65%, 8/15/2019	5,380,000	5,405,918

		36,003,580

Energy 2.2%
Andeavor Logistics LP, 3.5%, 12/1/2022	605,000	603,852
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (a)	3,500,000	3,631,250
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018	2,390,000	2,391,413
ConocoPhillips Co., 4.2%, 3/15/2021	2,904,000	3,053,753
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018	2,400,000	2,399,808
Enbridge, Inc., 2.9%, 7/15/2022	2,395,000	2,380,504
Energy Transfer Equity LP, 4.25%, 3/15/2023	1,170,000	1,161,225
Energy Transfer LP, 4.15%, 10/1/2020	3,920,000	4,047,973
EQT Corp., 2.5%, 10/1/2020	2,945,000	2,924,472
Pertamina Persero PT, 144A, 5.25%, 5/23/2021	5,000,000	5,356,790
Petrobras Global Finance BV:
6.125%, 1/17/2022	1,095,000	1,162,069
8.375%, 5/23/2021	6,430,000	7,333,415
Petroleos Mexicanos:
144A, 5.375%, 3/13/2022	857,000	908,420
5.5%, 2/4/2019	4,400,000	4,547,180
6.375%, 2/4/2021	3,000,000	3,261,000
Precision Drilling Corp., 6.5%, 12/15/2021 (a)	2,026,000	2,063,988
Southwestern Energy Co., 4.1%, 3/15/2022	2,800,000	2,758,000
SRC Energy, Inc., 144A, 6.25%, 12/1/2025	2,480,000	2,535,800
Sunoco LP, 6.25%, 4/15/2021	2,800,000	2,910,600
Tecpetrol SA, 144A, 4.875%, 12/12/2022	2,500,000	2,498,750
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022	2,000,000	2,051,000
Whiting Petroleum Corp., 5.75%, 3/15/2021 (a)	3,000,000	3,078,750

		63,060,012

The accompanying notes are an integral part of the consolidated financial statements.

10	Deutsche Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)

Financials 13.0%
ABN AMRO Bank NV:
144A, 2.1%, 1/18/2019	13,000,000	12,982,996
144A, 2.45%, 6/4/2020	3,581,000	3,578,948
AerCap Ireland Capital DAC, 3.95%, 2/1/2022	3,485,000	3,591,801
AIG Global Funding, 144A, 1.9%, 10/6/2021	6,600,000	6,425,900
Air Lease Corp., 2.125%, 1/15/2020	4,070,000	4,040,129
Ares Capital Corp.:
3.5%, 2/10/2023	8,000,000	7,881,377
4.875%, 11/30/2018	7,500,000	7,671,234
Australia & New Zealand Banking Group Ltd., 2.7%, 11/16/2020	6,000,000	6,035,220
Banco BTG Pactual SA, 144A, 5.5%, 1/31/2023	1,365,000	1,363,294
Banco Hipotecario SA, 144A, 9.75%, 11/30/2020	2,000,000	2,276,460
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018	3,000,000	3,014,880
Banco Santander SA, 3.125%, 2/23/2023	7,600,000	7,561,325
Bank of America Corp., 2.625%, 4/19/2021	8,000,000	8,040,812
Banque Federative du Credit Mutuel SA:
144A, 2.5%, 10/29/2018	10,000,000	10,032,848
144A, 2.75%, 1/22/2019	7,500,000	7,543,923
BPCE SA:
2.75%, 12/2/2021	6,000,000	6,015,648
144A, 3.0%, 5/22/2022	1,500,000	1,499,169
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019	590,000	589,225
Capital One Financial Corp., 2.5%, 5/12/2020	4,445,000	4,439,434
CBQ Finance Ltd., 144A, 7.5%, 11/18/2019	3,000,000	3,199,350
Citigroup, Inc.:
2.05%, 12/7/2018	3,714,000	3,710,115
2.05%, 6/7/2019	10,000,000	9,970,991
Citizens Bank NA:
2.2%, 5/26/2020	3,045,000	3,023,755
2.5%, 3/14/2019	4,000,000	4,009,473
Credit Agricole SA, 144A, 3.375%, 1/10/2022	10,000,000	10,156,002
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023	5,000,000	5,083,555
FS Investment Corp., 4.25%, 1/15/2020	5,250,000	5,339,791
Global Bank Corp., 144A, 4.5%, 10/20/2021	5,125,000	5,220,838
HSBC Holdings PLC, 2.95%, 5/25/2021	10,000,000	10,068,721
HSBC U.S.A., Inc., 2.75%, 8/7/2020	2,000,000	2,010,966
Huarong Finance 2017 Co., Ltd., REG S, 3.375%, 1/24/2020	3,500,000	3,499,377
ICICI Bank Ltd., 144A, 3.5%, 3/18/2020	3,000,000	3,026,355
ING Bank NV, 144A, 2.3%, 3/22/2019	6,120,000	6,123,277
ING Groep NV, 3.15%, 3/29/2022	1,580,000	1,598,894
Intercontinental Exchange, Inc., 2.5%, 10/15/2018	790,000	793,082

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	11

	Principal Amount ($)	Value ($)
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	4,455,000	4,422,875
Jefferies Group LLC, 5.125%, 4/13/2018	2,500,000	2,520,498
JPMorgan Chase & Co., 2.35%, 1/28/2019	7,000,000	7,013,763
Lloyds Bank PLC:
2.05%, 1/22/2019	12,000,000	11,990,792
2.3%, 11/27/2018	750,000	751,886
Macquarie Bank Ltd.:
144A, 2.35%, 1/15/2019	8,000,000	8,001,902
144A, 2.85%, 1/15/2021	6,000,000	6,031,382
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018	8,000,000	8,058,792
Metropolitan Life Global Funding I, 144A, 3-month USD-LIBOR + 0.400%, 1.949%*, 6/12/2020	3,820,000	3,835,675
Morgan Stanley:
2.45%, 2/1/2019	4,285,000	4,295,854
Series F, 5.625%, 9/23/2019	6,000,000	6,322,887
National Australia Bank Ltd., 2.0%, 1/14/2019	12,000,000	11,979,372
National Savings Bank, 144A, 8.875%, 9/18/2018	2,500,000	2,580,000
Nordea Bank AB, 144A, 1.625%, 9/30/2019	3,030,000	2,995,905
Principal Life Global Funding II, 144A, 1.5%, 4/18/2019	2,415,000	2,394,176
Regions Financial Corp., 3.2%, 2/8/2021	11,007,000	11,199,186
Santander Holdings U.S.A., Inc.:
2.7%, 5/24/2019	2,160,000	2,164,710
144A, 3.4%, 1/18/2023	6,150,000	6,126,037
Santander UK PLC, 2.125%, 11/3/2020	6,545,000	6,492,360
Standard Chartered PLC, 144A, 2.25%, 4/17/2020	6,000,000	5,945,244
Sumitomo Mitsui Banking Corp.:
2.05%, 1/18/2019	7,750,000	7,738,334
2.5%, 7/19/2018	2,470,000	2,478,729
Suncorp-Metway Ltd.:
144A, 2.1%, 5/3/2019	2,615,000	2,605,664
144A, 2.375%, 11/9/2020	7,000,000	6,951,763
Synchrony Bank, 3.0%, 6/15/2022	9,310,000	9,272,088
Synchrony Financial, 3.0%, 8/15/2019	4,000,000	4,027,817
TC Ziraat Bankasi AS, 144A, 5.125%, 5/3/2022	5,000,000	4,957,240
The Goldman Sachs Group, Inc., 2.0%, 4/25/2019	5,450,000	5,433,569
The Huntington National Bank, 2.2%, 11/6/2018	5,570,000	5,574,949
Toronto-Dominion Bank, 144A, 1.95%, 4/2/2020	10,000,000	9,922,290
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019	2,000,000	1,965,032
Turkiye Is Bankasi, 144A, 5.5%, 4/21/2022	2,500,000	2,523,105
Turkiye Vakiflar Bankasi Tao, 144A, 5.0%, 10/31/2018	1,000,000	1,008,510
Westpac Banking Corp., 1.6%, 8/19/2019	9,525,000	9,426,052
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018	3,000,000	3,002,973

		373,430,576

The accompanying notes are an integral part of the consolidated financial statements.

12	Deutsche Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Health Care 0.5%
Allergan Funding SCS, 2.35%, 3/12/2018	5,245,000	5,249,154
Becton, Dickinson & Co., 2.133%, 6/6/2019	4,000,000	3,991,014
Mallinckrodt International Finance SA, 3.5%, 4/15/2018 (a)	430,000	427,850
Mylan NV, 3.15%, 6/15/2021	2,500,000	2,513,957
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019	3,670,000	3,565,758

		15,747,733

Industrials 0.5%
Atento Luxco 1 SA, 144A, 6.125%, 8/10/2022	1,940,000	2,028,513
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,510,000	2,554,026
Fortive Corp., 1.8%, 6/15/2019	970,000	962,998
Harris Corp., 2.7%, 4/27/2020	570,000	572,291
John Deere Capital Corp., 1.95%, 1/8/2019	5,455,000	5,450,381
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	2,450,000	2,339,750

		13,907,959

Information Technology 1.3%
Arrow Electronics, Inc., 3.0%, 3/1/2018	3,000,000	3,003,802
Broadcom Corp., 144A, 2.375%, 1/15/2020	5,000,000	4,966,186
Dell International LLC:
144A, 3.48%, 6/1/2019	6,620,000	6,702,932
144A, 5.875%, 6/15/2021	685,000	710,687
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,545,000	4,468,368
Hewlett Packard Enterprise Co., 2.85%, 10/5/2018	10,000,000	10,048,192
Seagate HDD Cayman:
3.75%, 11/15/2018	500,000	507,250
144A, 4.25%, 3/1/2022	1,250,000	1,265,247
VMware, Inc., 2.95%, 8/21/2022	4,800,000	4,786,586

		36,459,250

Materials 1.2%
Ak Steel Corp., 7.625%, 10/1/2021 (a)	3,000,000	3,112,500
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020	5,000,000	5,223,810
Braskem Netherlands Finance BV, 144A, 3.5%, 1/10/2023	3,430,000	3,368,260
CF Industries, Inc., 144A, 3.4%, 12/1/2021	680,000	686,977
Chemours Co., 6.625%, 5/15/2023	4,000,000	4,230,000
Equate Petrochemical BV, 144A, 3.0%, 3/3/2022	1,820,000	1,792,183
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	1,455,000	1,453,181
Goldcorp, Inc., 2.125%, 3/15/2018	1,490,000	1,490,769
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	318,000
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,506,225
SAN Miguel Industrias Pet SA, 144A, 4.5%, 9/18/2022	470,000	477,520
The Mosaic Co., 3.25%, 11/15/2022	4,190,000	4,153,346

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	13

	Principal Amount ($)	Value ($)
The Sherwin-Williams Co., 2.25%, 5/15/2020	3,155,000	3,144,438
United States Steel Corp., 144A, 8.375%, 7/1/2021	2,224,000	2,414,152

		33,371,361

Real Estate 0.9%
Equinix, Inc., (REIT), 5.375%, 1/1/2022	2,700,000	2,808,000
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021	455,000	461,770
Realty Income Corp., (REIT), 3.25%, 10/15/2022	5,965,000	6,061,128
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022	1,800,000	1,802,250
Simon Property Group LP, (REIT), 4.375%, 3/1/2021	12,735,000	13,439,897
Starwood Property Trust, Inc., (REIT), 5.0%, 12/15/2021	1,540,000	1,597,750
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	565,000	586,510

		26,757,305

Telecommunication Services 0.9%
AT&T, Inc.:
1.75%, 1/15/2018	7,000,000	6,998,019
2.45%, 6/30/2020	8,310,000	8,300,908
2.85%, 2/14/2023	6,755,000	6,781,784
CenturyLink, Inc., Series V, 5.625%, 4/1/2020	850,000	856,375
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	581,250	584,883
VEON Holdings BV, 144A, 3.95%, 6/16/2021	1,910,000	1,914,775

		25,436,744

Utilities 0.6%
AES Argentina Generacion SA, 144A, 7.75%, 2/2/2024	1,091,000	1,181,597
Dominion Energy, Inc., Series B, 1.6%, 8/15/2019	1,730,000	1,710,964
Israel Electric Corp., Ltd., 144A, 5.625%, 6/21/2018	3,000,000	3,037,500
Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022	4,740,000	4,635,563
Majapahit Holding BV, 144A, 7.75%, 1/20/2020	4,500,000	4,922,100
NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/2019	885,000	884,519

		16,372,243
Total Corporate Bonds (Cost $742,612,066)		744,369,437

Mortgage-Backed Securities Pass-Throughs 1.4%
Federal Home Loan Mortgage Corp., 12-month USD-LIBOR + 1.750%, 2.507%*, 6/1/2042	14,852,881	15,083,308
Federal National Mortgage Association:
12-month USD-LIBOR + 1.709%, 2.526%*, 9/1/2042	9,436,661	9,480,609
3.0%, with various maturities from 5/1/2027 until 6/1/2027	15,340,709	15,666,352

Total Mortgage-Backed Securities Pass-Throughs (Cost $41,153,917)		40,230,269

The accompanying notes are an integral part of the consolidated financial statements.

14	Deutsche Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Asset-Backed 9.8%
Automobile Receivables 3.0%
Ally Auto Receivables Trust, “A3”, Series 2016-1, 1.47%, 4/15/2020	6,205,320	6,193,526
AmeriCredit Automobile Receivables Trust:
“B”, Series 2016-3, 1.8%, 10/8/2021	6,610,000	6,565,842
“A3”, Series 2016-1, 1.81%, 10/8/2020	3,257,659	3,256,526
“A3”, Series 2017-2, 1.98%, 12/20/2021	4,880,000	4,860,716
“C”, Series 2014-2, 2.18%, 6/8/2020	4,000,000	4,002,347
“C”, Series 2016-2, 2.87%, 11/8/2021	1,500,000	1,508,874
“C”, Series 2016-1, 2.89%, 1/10/2022	4,000,000	4,027,915
“D”, Series 2017-1, 3.13%, 1/18/2023	6,830,000	6,842,183
Avis Budget Rental Car Funding AESOP LLC, “B”, Series 2014-2A, 144A, 3.29%, 2/20/2021	1,500,000	1,501,044
Capital Auto Receivables Asset Trust, “A4”, Series 2017-1, 144A, 2.22%, 3/21/2022	1,280,000	1,273,374
CarMax Auto Owner Trust, “A3”, Series 2016-1, 1.61%, 11/16/2020	4,068,395	4,056,244
CPS Auto Receivables Trust:
“D”, Series 2016-A, 144A, 5.0%, 12/15/2021	6,000,000	6,142,897
“D”, Series 2014-D, 144A, 5.33%, 11/16/2020	1,300,000	1,316,115
Ford Credit Auto Owner Trust:
“A3”, Series 2016-A, 1.39%, 7/15/2020	4,950,116	4,933,856
“A”, Series 2014-1, 144A, 2.26%, 11/15/2025	4,000,000	4,008,130
Hyundai Auto Lease Securitization Trust, “A3”, Series 2016-A, 144A, 1.6%, 7/15/2019	2,460,855	2,459,721
Santander Drive Auto Receivables Trust:
“A3”, Series 2017-2, 1.87%, 12/15/2020	10,000,000	9,992,920
“B”, Series 2016-2, 2.08%, 2/16/2021	1,500,000	1,500,318
“C”, Series 2015-4, 2.97%, 3/15/2021	6,000,000	6,041,429
Toyota Auto Receivables Owner Trust, “A3”, Series 2016-A, 1.25%, 3/16/2020	6,108,705	6,085,297

		86,569,274

Credit Card Receivables 1.2%
BA Credit Card Trust, “A2”, Series 2017-A2, 1.84%, 1/17/2023	1,550,000	1,534,851
Chase Issuance Trust, “A”, Series 2016-A2, 1.37%, 6/15/2021	6,360,000	6,298,971
Master Credit Card Trust II, “C”, Series 2017-1A, 144A, 3.06%, 7/21/2021	4,370,000	4,379,108
Synchrony Credit Card Master Note Trust, “C”, Series 2017-2, 3.01%, 10/15/2025	3,291,836	3,275,613

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	15

	Principal Amount ($)	Value ($)
World Financial Network Credit Card Master Trust:
“A”, Series 2017-B, 1.98%, 6/15/2023	13,660,000	13,606,425
“M”, Series 2016-A, 2.33%, 4/15/2025	6,000,000	5,882,497

		34,977,465

Miscellaneous 5.5%
A Voce CLO Ltd., “A1R”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.160%, 2.519%*, 7/15/2026	3,040,000	3,045,305
ALM VIII Ltd., “A1R”, Series 2013-8A, 144A, 3-month USD-LIBOR + 1.490%, 2.849%*, 10/15/2028	3,750,000	3,774,859
ALM XIX Ltd., “A1”, Series 2016-19A, 144A, 3-month USD-LIBOR + 1.550%, 2.909%*, 7/15/2028	5,000,000	5,028,620
Ares XXXIII CLO Ltd., “A1R”, Series 2015-1A, 144A, 3-month USD-LIBOR + 1.350%, 2.845%*, 12/5/2025	5,630,000	5,694,993
Atrium X, “B1R”, Series 10A, 144A, 3-month USD-LIBOR + 1.450%, 2.809%*, 7/16/2025	5,000,000	5,004,430
BlueMountain CLO Ltd., “A1R”, Series 2013-1A, 144A, 3-month USD-LIBOR + 1.400%, 2.763%*, 1/20/2029	7,000,000	7,054,684
BlueMountain Fuji U.S. CLO II Ltd., “A1B”, Series 2017-2A, 144A, 3-month USD-LIBOR + 1.350%, 2.681%*, 10/20/2030 (b)	4,000,000	4,019,188
Bristol Park CLO Ltd., “A”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.420%, 2.779%*, 4/15/2029	6,250,000	6,309,275
Dell Equipment Finance Trust:
“A2”, Series 2016-1, 144A, 1.43%, 9/24/2018	616,997	616,684
“A3”, Series 2016-1, 144A, 1.65%, 7/22/2021	3,970,000	3,964,549
“C”, Series 2017-2, 144A, 2.73%, 10/24/2022	2,000,000	1,988,954
Domino’s Pizza Master Issuer LLC:
“A2II”, Series 2017-1A, 144A, 3.082%, 7/25/2047	11,970,000	11,838,569
“A2I”, Series 2015-1A, 144A, 3.484%, 10/25/2045	7,880,000	7,907,422
Galaxy XXII CLO Ltd., “A1”, Series 2016-22A, 144A, 3-month USD-LIBOR + 1.580%, 2.939%*, 7/16/2028	10,000,000	10,051,400
Madison Park Funding XI Ltd., “AR”, Series 2013-11A, 144A, 3-month USD-LIBOR + 1.160%, 2.523%*, 7/23/2029	14,300,000	14,348,592
Madison Park Funding XII Ltd., “AR”, Series 2014-12A, 144A, 3-month USD-LIBOR + 1.260%, 2.623%*, 7/20/2026	4,540,000	4,546,560
Milos CLO Ltd., “A”, Series 2017-1A, 144A, 3-month USD-LIBOR + 1.250%, 2.613%*, 10/20/2030	3,500,000	3,513,150
North End CLO Ltd., “A”, Series 2013-1A, 144A, 3-month USD-LIBOR + 1.150%, 2.503%*, 7/17/2025	4,792,846	4,799,719
Oak Hill Credit Partners X Ltd., “AR”, Series 2014-10A, 144A, 3-month USD-LIBOR + 1.130%, 2.493%*, 7/20/2026	1,150,000	1,151,165
Octagon Investment Partners XVI Ltd., “B1”, Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 2.953%*, 7/17/2025	4,000,000	4,008,564

The accompanying notes are an integral part of the consolidated financial statements.

16	Deutsche Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Octagon Investment Partners XXI Ltd., “A1AR”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.350%, 2.763%*, 11/14/2026	1,470,000	1,479,271
Taco Bell Funding LLC, “A2I”, Series 2016-1A, 144A, 3.832%, 5/25/2046	2,350,250	2,382,143
TCI-FLATIRON CLO Ltd., “A”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.550%, 2.903%*, 7/17/2028	10,000,000	10,090,170
Venture XVI CLO Ltd., “A1R”, Series 2014-16A, 144A, 3-month USD-LIBOR + 1.120%, 2.479%*, 4/15/2026	5,000,000	5,004,590
Venture XXX CLO Ltd., “A2”, Series 2017-30A, 144A, 3-month USD-LIBOR + 1.350%, 2.865%*, 1/15/2031	10,000,000	10,005,840
Verizon Owner Trust, “A1A”, Series 2017-3A, 144A, 2.06%, 4/20/2022	6,640,000	6,605,934
Voya CLO Ltd.:
“A1R”, Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 2.558%*, 1/18/2029	4,170,000	4,170,000
“A1R”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 2.603%*, 4/17/2030	3,000,000	3,019,278
“A2AR”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.650%, 3.003%*, 4/17/2030	5,000,000	5,022,445

		156,446,353

Student Loans 0.1%
SLM Student Loan Trust, “A4”, Series 2008-5, 3-month USD-LIBOR + 1.700%, 3.067%*, 7/25/2023	2,935,756	3,028,469
Total Asset-Backed (Cost $280,540,418)		281,021,561

Commercial Mortgage-Backed Securities 2.7%
Banc of America Commercial Mortgage Trust, “AM”, Series 2006-3, 5.763%*, 7/10/2044	1,614,555	1,086,798
Bear Stearns Commercial Mortgage Securities Trust, “B”, Series 2004-PWR6, 144A, 4.945%, 11/11/2041	60,552	60,517
BX Trust, “A”, Series 2017-IMC, 144A, 1-month USD-LIBOR + 1.050%, 2.527%*, 10/15/2032	2,300,000	2,303,606
BXP Trust, “B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 2.578%*, 11/15/2034	6,210,000	6,209,993
Citigroup Commercial Mortgage Trust, “M”, Series 2005-EMG, 144A, 5.5%, 9/20/2051	347,443	320,438
Cold Storage Trust, “A”, Series 2017-ICE3, 144A, 1-month USD-LIBOR + 1.000%, 2.478%*, 4/15/2036	10,000,000	10,024,767
Commercial Mortgage Trust, “AM”, Series 2006-GG7, 5.789%*, 7/10/2038	1,145,180	1,152,044
DBCG Mortgage Trust, “A”, Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 2.177%*, 6/15/2034	6,260,000	6,259,994

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	17

	Principal Amount ($)	Value ($)
FHLMC Multifamily Structured Pass-Through Certificates:
“X1”, Series K058, Interest Only, 0.93%*, 8/25/2026	23,797,067	1,600,726
“X1”, Series K722, Interest Only, 1.311%*, 3/25/2023	15,912,178	875,428
GE Capital Commercial Mortgage Corp., “J”, Series 2005-C2, 144A, 5.704%*, 5/10/2043	98,342	96,596
Hospitality Mortgage Trust, “A”, Series 2017-HIT, 144A, 1-month USD-LIBOR + 0.850%, 2.257%*, 5/8/2030	3,545,000	3,549,429
IMT Trust, “BFL”, Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 2.428%*, 6/15/2034	8,000,000	7,996,617
JPMorgan Chase Commercial Mortgage Securities Corp., “B”, Series 2005-LDP4, 5.129%, 10/15/2042	1,642,794	1,638,948
LB Commercial Mortgage Trust, “J”, Series 1998-C4, 144A, 5.6%, 10/15/2035	2,661,852	2,683,870
LB-UBS Commercial Mortgage Trust, “E”, Series 2005-C3, 4.983%, 7/15/2040	1,821,000	1,855,714
LSTAR Commercial Mortgage Trust, “A1”, Series 2016-4, 144A, 1.823%, 3/10/2049	6,766,387	6,708,932
Merrill Lynch Mortgage Trust, “G”, Series 2005-MKB2, 144A, 6.316%*, 9/12/2042	5,786,402	6,108,128
Morgan Stanley Capital I Trust, “E”, Series 2005-IQ10, 144A, 5.713%*, 9/15/2042	3,000,000	3,161,019
Morgan Stanley Capital I, Inc., “B”, Series 2017-JWDR, 144A, 1-month USD-LIBOR + 1.200%, 2.45%*, 11/15/2034	6,000,000	6,001,881
UBS Commercial Mortgage Trust:
“XA”, Series 2017-C7, Interest Only, 1.08%*, 12/15/2050	41,100,000	3,206,865
“XA”, Series 2017-C1, Interest Only, 1.612%*, 6/15/2050	38,310,966	4,273,883
Total Commercial Mortgage-Backed Securities (Cost $78,136,919)		77,176,193

Collateralized Mortgage Obligations 1.3%
Fannie Mae Connecticut Avenue Securities:
“1M1”, Series 2016-C04, 1-month USD-LIBOR + 1.450%, 3.002%*, 1/25/2029	3,000,538	3,029,712
“1M1”, Series 2016-C03, 1-month USD-LIBOR + 2.000%, 3.552%*, 10/25/2028	1,345,483	1,366,905
“1M1”, Series 2016-C02, 1-month USD-LIBOR + 2.150%, 3.702%*, 9/25/2028	2,209,115	2,230,877
Federal National Mortgage Association:
“FB”, Series 1996-44, 1-month USD-LIBOR + 0.800%, 2.352%*, 9/25/2023	61,259	61,515
“CB”, Series 2007-5, 4.25%, 2/25/2037	7,235,888	7,666,861

The accompanying notes are an integral part of the consolidated financial statements.

18	Deutsche Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M1”, Series 2017-DNA1, 1-month USD-LIBOR + 1.200%, 2.752%*, 7/25/2029	2,371,723	2,399,004
“M2”, Series 2016-DNA4, 1-month USD-LIBOR + 1.300%, 2.852%*, 3/25/2029	3,970,588	4,029,782
“M2”, Series 2016-DNA3, 1-month USD-LIBOR + 2.000%, 3.552%*, 12/25/2028	2,768,518	2,816,882
“M2”, Series 2016-DNA2, 1-month USD-LIBOR + 2.200%, 3.752%*, 10/25/2028	3,586,586	3,636,280
“M2”, Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 4.402%*, 4/25/2028	3,732,883	3,863,306
“M2”, Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 4.452%*, 7/25/2028	5,000,000	5,152,538
Total Collateralized Mortgage Obligations (Cost $35,845,156)		36,253,662

Government & Agency Obligations 48.1%
Other Government Related (c) 0.8%
Corp. Andina de Fomento, 2.0%, 5/10/2019	5,620,000	5,600,273
Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019	2,950,000	2,975,812
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020	2,500,000	2,657,500
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,770,000	2,011,163
Vnesheconombank, 144A, 6.902%, 7/9/2020	9,913,000	10,701,083

		23,945,831

Sovereign Bonds 0.6%
Export-Import Bank of Korea, 2.5%, 11/1/2020	1,910,000	1,889,542
Hazine Mustesarligi Varlik Kiralama AS, 144A, 4.251%, 6/8/2021	5,000,000	5,041,180
Japan Bank for International Cooperation:
2.125%, 6/1/2020	3,000,000	2,981,940
2.125%, 7/21/2020	2,500,000	2,480,904
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023	2,000,000	2,027,356
Republic of Croatia, 144A, 6.625%, 7/14/2020	3,350,000	3,648,210

		18,069,132

U.S. Treasury Obligations 46.7%
U.S. Treasury Bill, 1.18%**, 8/16/2018 (d)	21,549,000	21,335,258
U.S. Treasury Floating Rate Notes:
3-month Treasury Money Market Yield + 0.060%, 1.51%*, 7/31/2019	110,000,000	110,067,812
3-month Treasury Money Market Yield + 0.140%, 1.59%*, 1/31/2019 (e)	80,000,000	80,127,937

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	19

	Principal Amount ($)	Value ($)
3-month Treasury Money Market Yield + 0.170%, 1.62%*, 10/31/2018 (e)	159,000,000	159,243,469
3-month Treasury Money Market Yield + 0.190%, 1.64%*, 4/30/2018 (e)	80,000,000	80,059,144
3-month Treasury Money Market Yield + 0.272%, 1.722%*, 1/31/2018 (e)	22,000,000	22,005,229
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2019	105,270,000	105,033,504
0.125%, 4/15/2021	41,630,400	41,458,837
1.875%, 7/15/2019	57,763,000	59,556,311
U.S. Treasury Notes:
0.625%, 4/30/2018	18,750,000	18,701,553
0.75%, 8/31/2018	100,000,000	99,390,625
0.875%, 7/15/2018	100,000,000	99,640,625
1.0%, 11/30/2018	100,500,000	99,785,507
1.25%, 12/15/2018	85,000,000	84,555,078
1.25%, 12/31/2018	50,000,000	49,722,656
1.5%, 8/31/2018	50,000,000	49,937,500
1.625%, 11/30/2020	34,500,000	34,153,652
1.875%, 3/31/2022	20,000,000	19,774,219
2.375%, 5/31/2018	30,000,000	30,112,500
2.375%, 6/30/2018	75,000,000	75,316,406

		1,339,977,822
Total Government & Agency Obligations (Cost $1,383,141,080)		1,381,992,785

Loan Participations and Assignments 1.3%
Senior Loans***
1011778 B.C. Unlimited Liability Co., Term Loan B3:
1-month USD-LIBOR + 2.25%, 3.819%, 2/16/2024	299,133	299,372
3-month USD-LIBOR + 2.25%, 3.943%, 2/16/2024	192,308	192,462
Acadia Healthcare Co., Inc., Term Loan B1, 1-month USD LIBOR + 2.750%, 4.319%, 2/11/2022	492,386	495,832
Acosta Holdco, Inc., Term Loan, 1-month USD LIBOR + 3.250%, 4.819%, 9/26/2021	113,614	100,359
Advantage Sales & Marketing, Inc., First Lien Term Loan, 3-month USD LIBOR + 3.250%, 4.628%, 7/23/2021	242,481	237,025
Albertson’s LLC, Term Loan B6, 3-month USD LIBOR + 3.000%, 4.462%, 6/22/2023	262,753	257,790
Almonde, Inc., First Lien Term Loan, 3-month USD LIBOR + 3.500%, 4.979%, 6/13/2024	142,500	143,058
Altice Financing SA, First Lien Term Loan, 3-month USD LIBOR + 2.750%, 4.112%, 1/5/2026	201,150	197,479
AMC Entertainment, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 3.727%, 12/15/2023	74,438	74,530

The accompanying notes are an integral part of the consolidated financial statements.

20	Deutsche Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 3.477%, 12/14/2023	480,150	480,121
American Axle & Manufacturing, Inc., Term Loan B:
3-month USD-LIBOR + 2.25%, 3.620%, 4/6/2024	57,823	58,121
1-month USD-LIBOR + 2.25%, 3.810%, 4/6/2024	55,831	56,119
AmWINS Group, Inc., Term Loan B:
1-month USD-LIBOR + 2.75%, 4.182%, 1/25/2024	70,429	70,747
1-month USD-LIBOR + 2.75%, 4.319%, 1/25/2024	28,571	28,700
Aristocrat Leisure Ltd., Term Loan, 3-month USD LIBOR + 2.000%, 3.357%, 9/19/2024	196,437	197,092
Astoria Energy LLC, Term Loan B, 1-month USD LIBOR + 4.000%, 5.57%, 12/24/2021	201,430	202,563
Asurion LLC:
Term Loan B4, 1-month USD LIBOR + 2.750%, 4.319%, 8/4/2022	474,752	477,719
Term Loan B5, 1-month USD LIBOR + 3.000%, 4.569%, 11/3/2023	389,837	392,184
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, 1-month USD LIBOR + 2.250%, 3.751%, 4/3/2022	323,936	322,038
Beacon Roofing Supply, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.818%, 8/23/2024	317,372	318,727
Belron SA, Term Loan B, 3-month USD LIBOR + 2.500%, 3.892%, 11/7/2024	63,682	64,428
Berry Plastics Group, Inc., Term Loan P, 3-month USD LIBOR + 2.000%, 3.406%, 1/6/2021	500,000	502,290
Brand Energy & Infrastructure Services, Inc., Term Loan:
3-month USD-LIBOR + 4.250%, 5.623%, 6/21/2024	334,283	336,018
3-month USD-LIBOR + 4.250%, 5.628%, 6/21/2024	63,717	64,048
Brickman Group Ltd. LLC, First Lien Term Loan:
3-month USD-LIBOR + 3.00%, 4.380%, 12/18/2020	522,016	525,516
1-month USD-LIBOR + 3.00%, 4.491%, 12/18/2020	425,729	428,584
Burlington Coat Factory Warehouse Corp., Term Loan B5, 1-month USD LIBOR + 2.500%, 4.0%, 11/7/2024	465,417	466,776
BWAY Holding Co., Term Loan B, 1-month USD LIBOR + 3.250%, 4.599%, 4/3/2024	199,499	200,585
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 4.323%, 9/27/2024	321,250	323,086
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.2%, 1/15/2024	487,500	487,385
Camelot UK Holdco Ltd., Term Loan, 1-month USD LIBOR + 3.250%, 4.819%, 10/3/2023	252,994	254,847
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.319%, 1/31/2025	515,294	497,903
CH Hold Corp., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 4.569%, 2/1/2024	44,420	44,754

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	21

	Principal Amount ($)	Value ($)
Change Healthcare Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.319%, 3/1/2024	496,250	497,709
Chemours Co., Term Loan B, 1-month USD LIBOR + 2.500%, 4.07%, 5/12/2022	325,070	328,184
Clark Equipment Co., Term Loan B, 3-month USD LIBOR + 2.500%, 4.193%, 5/18/2024	81,013	81,479
Colorado Buyer, Inc., Term Loan B, 3-month USD LIBOR + 3.000%, 4.38%, 5/1/2024	93,281	93,991
Community Health Systems, Inc., Term Loan G, 3-month USD LIBOR + 2.750%, 4.229%, 12/31/2019	349,355	339,192
CPI Acquisition, Inc., Term Loan B, 3-month USD LIBOR + 4.500%, 5.962%, 8/17/2022	99,195	72,413
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 3.741%, 7/17/2025	597,000	595,552
Dayton Power & Light Co., Term Loan B, 1-month USD LIBOR + 3.250%, 4.82%, 8/24/2022	99,000	99,619
Dell, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.000%, 3.57%, 9/7/2023	804,442	804,993
Delta 2 (LUX) SARL, Term Loan B3, 1-month USD LIBOR + 3.000%, 4.569%, 2/1/2024	500,000	503,437
Diamond (BC) BV, Term Loan, 2-month USD LIBOR + 3.000%, 4.423%, 9/6/2024	384,615	385,580
DTZ U.S. Borrower LLC, First Lien Term Loan:
3-month USD-LIBOR + 3.25%, 4.630%, 11/4/2021	290,686	287,364
3-month USD-LIBOR + 3.25%, 4.729%, 11/4/2021	646,872	639,478
3-month USD-LIBOR + 3.25%, 4.943%, 11/4/2021	37,442	37,014
Duff & Phelps Corp., First Lien Term Loan, 3-month USD LIBOR + 3.250%, 4.943%, 10/14/2024	62,546	62,795
Dynegy, Inc., Term Loan C2, 1-month USD LIBOR + 2.750%, 4.251%, 2/7/2024	136,136	136,949
Eldorado Resorts LLC, Term Loan B:
1-month USD-LIBOR + 2.25%, 3.688%, 4/17/2024	9,483	9,502
1-month USD-LIBOR + 2.25%, 3.750%, 4/17/2024	38,599	38,677
1-month USD-LIBOR + 2.25%, 3.813%, 4/17/2024	34,396	34,467
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 3.501%, 2/2/2024	427,103	426,035
EWT Holdings III Corp., Term Loan, 3-month USD LIBOR + 3.000%, 4.693%, 12/20/2024	30,701	30,906
ExGen Renewables IV LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 4.468%, 11/28/2024	30,385	30,765
First Data Corp., Term Loan, 1-month USD LIBOR + 2.250%, 3.802%, 4/26/2024	806,465	807,691
First Eagle Holdings, Inc., First Lien Term Loan B, 3-month USD LIBOR + 3.000%, 4.693%, 12/1/2022	191,827	194,465
Forterra Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 4.569%, 10/25/2023	95,826	89,919

The accompanying notes are an integral part of the consolidated financial statements.

22	Deutsche Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Frontier Communications Corp., Term Loan B1, 1-month USD LIBOR + 3.750%, 5.32%, 6/15/2024	199,000	191,537
Garda World Security Corp., First Lien Term Loan B, 3-month USD LIBOR + 3.500%, 4.973%, 5/24/2024	426,090	429,020
Golden Nugget, Inc., Term Loan:
2-month USD-LIBOR + 3.25%, 4.656%, 10/4/2023	211,801	213,694
2-month USD-LIBOR + 3.25%, 4.857%, 10/4/2023	278,312	280,800
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 1-week USD LIBOR + 2.250%, 3.739%, 1/31/2025	595,500	597,257
Gulf Finance LLC, Term Loan B, 3-month USD LIBOR + 5.250%, 6.95%, 8/25/2023	297,032	268,134
HB Fuller Co., Term Loan B, 1-month USD LIBOR + 2.250%, 3.751%, 10/20/2024	405,508	407,225
Horizon Pharma, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 4.75%, 3/29/2024	159,987	160,862
Hudson’s Bay Co., Term Loan B, 3-month USD LIBOR + 3.250%, 4.718%, 9/30/2022	230,415	225,664
IG Investment Holdings LLC, First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.193%, 10/29/2021	276,604	279,716
Inmar Holdings, Inc., First Lien Term Loan, 2-month USD LIBOR + 3.500%, 4.917%, 5/1/2024	299,250	300,278
ION Media Networks, Inc., Term Loan B3, 2-month USD LIBOR + 2.750%, 4.18%, 12/18/2020	474,314	475,946
IQOR U.S., Inc., Term Loan B, 3-month USD LIBOR + 5.000%, 6.335%, 4/1/2021	219,037	218,217
JBS U.S.A. LLC, Term Loan B, 3-month USD LIBOR + 2.500%, 4.1%, 10/30/2022	570,591	561,533
Jeld-Wen, Inc., First Lien Term Loan, 3-month USD LIBOR + 2.000%, 3.693%, 12/7/2024	93,976	94,427
Kronos, Inc., Term Loan B, 3-month USD LIBOR + 3.500%, 4.903%, 11/1/2023	495,009	498,878
Level 3 Financing, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.696%, 2/22/2024	900,000	901,287
Libbey Glass, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 4.432%, 4/9/2021	463,794	446,838
LPL Holdings, Inc., First Lien Term Loan B:
3-month USD-LIBOR + 2.25%, 3.892%, 9/23/2024	134,507	135,180
6-month USD-LIBOR + 2.25%, 3.729%, 9/23/2024	134,506	135,178
MA FinanceCo., LLC, Term Loan B3, 1-month USD LIBOR + 2.750%, 4.319%, 6/21/2024	25,796	25,849
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 4.569%, 6/7/2023	337,624	339,777
MacDonald, Dettwiler and Associates Ltd., Term Loan B, 2-month USD LIBOR + 2.750%, 4.1%, 10/4/2024	250,000	251,562
Mallinckrodt International Finance SA, Term Loan B, 3-month USD LIBOR + 2.750%, 4.443%, 9/24/2024	158,945	158,917

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	23

	Principal Amount ($)	Value ($)
Medallion Midland Acquisition LLC, First Lien Term Loan, 1-month USD LIBOR + 3.250%, 4.819%, 10/30/2024	30,078	30,191
MEG Energy Corp., Term Loan B, 3-month USD LIBOR + 3.500%, 5.2%, 12/31/2023	500,220	501,506
Mission Broadcasting, Inc., Term Loan B2, 1-month USD LIBOR + 2.500%, 3.861%, 1/17/2024	41,971	42,140
Moneygram International, Inc., Term Loan B, 3-month USD LIBOR + 3.250%, 4.943%, 3/27/2020	74,011	73,976
Monitronics International, Inc., Term Loan B2, 3-month USD LIBOR + 5.500%, 7.193%, 9/30/2022	80,468	79,924
Multi Color Corp., Term Loan B, 1-month USD LIBOR + 2.250%, 3.819%, 10/31/2024	35,951	36,243
NEP/NCP Holdco, Inc., Term Loan, 1-month USD LIBOR + 3.250%, 4.819%, 7/21/2022	481,369	483,576
Nexstar Broadcasting, Inc., Term Loan B2, 1-month USD LIBOR + 2.500%, 3.861%, 1/17/2024	332,367	333,702
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.943%, 6/30/2023	804,301	805,733
Numericable Group SA, Term Loan B11, 3-month USD LIBOR + 2.750%, 4.13%, 7/31/2025	497,500	477,227
Parexel International Corp., Term Loan B, 1-month USD LIBOR + 3.000%, 4.569%, 9/27/2024	207,274	208,440
Peak 10, Inc., First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.193%, 8/1/2024	226,705	226,953
Penn National Gaming, Inc., Term Loan B, 1-week USD LIBOR + 2.500%, 4.069%, 1/19/2024	56,550	56,854
Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.319%, 11/15/2023	311,896	312,907
Quintiles IMS, Inc., Term Loan B2, 3-month USD LIBOR + 2.000%, 3.693%, 1/17/2025	128,761	129,509
Rexnord LLC, Term Loan B, 1-month USD LIBOR + 2.250%, 3.802%, 8/21/2024	215,451	216,596
Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 4.319%, 2/5/2023	533,263	536,383
SBA Senior Finance II LLC, Term Loan B2, 1-month USD LIBOR + 2.250%, 3.82%, 6/10/2022	487,500	489,394
Seattle Spinco, Inc., Term Loan B3, 1-month USD LIBOR + 2.750%, 4.319%, 6/21/2024	174,204	174,568
Serta Simmons Bedding LLC, First Lien Term Loan:
3-month USD-LIBOR + 3.5%, 4.835%, 11/8/2023	240,242	221,124
3-month USD-LIBOR + 3.5%, 4.897%, 11/8/2023	66,610	61,309
SIG Combibloc U.S. Acquisition, Inc., Term Loan, 1-month USD LIBOR + 3.000%, 4.569%, 3/13/2022	159,322	160,273
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 4.125%, 2/2/2024	1,002,142	1,003,019

The accompanying notes are an integral part of the consolidated financial statements.

24	Deutsche Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Staples, Inc., Term Loan B, 2-month USD LIBOR + 4.000%, 5.489%, 9/12/2024	205,000	201,387
Telesat Canada, Term Loan B4, 3-month USD LIBOR + 3.000%, 4.7%, 11/17/2023	246,881	248,308
Tempo Acquisition LLC, Term Loan, 1-month USD LIBOR + 3.000%, 4.569%, 5/1/2024	299,248	298,593
The Geo Group, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.95%, 3/22/2024	198,500	199,162
The Men’s Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021	500,000	497,187
TKC Holdings, Inc., First Lien Term Loan:
2-month USD-LIBOR + 4.25%, 5.673%, 2/1/2023	139,570	140,835
1-week USD-LIBOR + 4.25%, 5.600%, 2/1/2023	352	355
TransDigm, Inc., Term Loan E, 1-month USD LIBOR + 2.750%, 4.319%, 5/14/2022	973,761	977,690
Tronox Blocked Borrower LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 4.693%, 9/22/2024	132,167	133,158
Tronox Finance LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 4.693%, 9/22/2024	305,001	307,289
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.069%, 6/27/2023	492,500	495,930
Ultra Resources, Inc., First Lien Term Loan, 3-month USD LIBOR + 3.000%, 4.413%, 4/12/2024	357,143	357,411
Univision Communications, Inc., Term Loan C5, 1-month USD LIBOR + 2.750%, 4.319%, 3/15/2024	494,636	493,744
UPC Financing Partnership, Term Loan AR, 1-month USD LIBOR + 2.500%, 3.977%, 1/15/2026	220,000	220,184
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.500%, 4.94%, 4/1/2022	223,903	227,350
Vantiv LLC, Term Loan B4, 1-month USD LIBOR + 2.000%, 3.477%, 8/7/2024	157,522	158,542
Virgin Media Bristol LLC, Term Loan, 1-month USD LIBOR + 2.500%, 3.977%, 1/15/2026	281,538	281,856
Weight Watchers International, Inc., Term Loan B, 1-month USD LIBOR + 4.750%, 6.23%, 11/29/2024	179,336	180,756
Wrangler Buyer Corp., Term Loan B, 1-month USD LIBOR + 3.000%, 4.569%, 9/27/2024	84,271	84,933
XPO Logistics, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.599%, 11/1/2021	888,298	894,521
Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 3.802%, 1/19/2024	475,142	477,272
Ziggo Secured Finance Partnership, Term Loan E, 1-month USD LIBOR + 2.500%, 3.977%, 4/15/2025	1,000,000	993,335
Total Loan Participations and Assignments (Cost $37,575,847)		37,555,555

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	25

	Contracts/ Notional Amount	Value ($)
Call Options Purchased 0.4%
Options on Exchange-Traded Futures Contracts
Crude Oil Futures, Expiration Date 5/17/2018, Strike Price $55.0	1,000	6,280,000
	55,000,000
Crude Oil Futures, Expiration Date 8/17/2018, Strike Price $60.0	1,000	3,420,000
	60,000,000
Total Call Options Purchased (Cost $4,345,670)		9,700,000

Put Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
Crude Oil Futures, Expiration Date 5/17/2018, Strike Price $45.0	1,000	140,000
	45,000,000
Crude Oil Futures, Expiration Date 8/17/2018, Strike Price $40.0	1,000	170,000
	40,000,000
Total Put Options Purchased (Cost $4,339,670)		310,000

	Shares	Value ($)
Securities Lending Collateral 0.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.21% (f) (g) (Cost $15,707,988)	15,707,988	15,707,988

Cash Equivalents 6.4%
Deutsche Central Cash Management Government Fund, 1.30% (f)	154,605,146	154,605,146
Deutsche Variable NAV Money Fund “Capital Shares”, 1.54% (f)	30,331,730	30,328,697
Total Cash Equivalents (Cost $184,938,418)		184,933,843

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $2,808,337,149)	97.9	2,809,251,293
Other Assets and Liabilities, Net	2.1	61,165,503

Net Assets	100.0	2,870,416,796

*	Variable or floating rate security. These securities are shown at their current rate as of December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

**	Annualized yield at time of purchase; not a coupon rate.

The accompanying notes are an integral part of the consolidated financial statements.

26	Deutsche Enhanced Commodity Strategy Fund

***	Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of December 31, 2017.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2017 amounted to $15,194,164, which is 0.5% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.

(d)	At December 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(e)	At December 31, 2017, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.

(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CJSC: Closed Joint Stock Company

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

JSC: Joint Stock Company

OJSC: Open Joint Stock Company

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Aluminum Futures	USD	3/8/2018	550	27,731,962	31,190,637	3,458,675
Brent Crude Oil Futures	USD	1/31/2018	5,000	314,146,110	334,350,000	20,203,890
Nickel Futures	USD	3/8/2018	425	28,176,605	32,512,321	4,335,716
Soybean Meal Futures	USD	3/14/2018	334	11,391,007	10,581,120	(809,887)
Zinc Futures	USD	1/18/2018	400	31,176,875	33,345,000	2,168,125
Total net unrealized appreciation						29,356,519

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	27

At December 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Zinc Futures	USD	1/18/2018	400	32,761,300	33,345,000	(583,700)

At December 31, 2017, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts

Bilateral Swaps
	Contracts	Expiration Date	Strike Price	Notional Amount	Premiums Received ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Call Options
Crude Oil Futures	1,000	5/17/2018	50.0	50,000,000	5,076,090	(10,470,000)	(5,393,910)
Crude Oil Futures	1,000	8/17/2018	50.0	50,000,000	5,370,240	(10,160,000)	(4,789,760)
Total Call Options					10,446,330	(20,630,000)	(10,183,670)
Put Options
Crude Oil Futures	1,000	5/17/2018	50.0	50,000,000	3,996,090	(450,000)	3,546,090
Crude Oil Futures	1,000	8/17/2018	50.0	50,000,000	5,834,240	(1,180,000)	4,654,240
Total Call Options					9,830,330	(1,630,000)	8,200,330
Total					20,276,660	(22,260,000)	(1,983,340)

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At December 31, 2017, open commodity-linked swap contracts were as follows:

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (h)
Long Positions
Barclays-Commodity Strategy 1500 Index/BXCS1500	1/16/2018	Barclays Bank PLC	20,930,000	(0.48%)	At Expiration	906,234
Barclays-Commodity Strategy 1610 Index/BXCS1610	1/16/2018	Barclays Bank PLC	80,910,000	(0.57%)	At Expiration	(796,392)
Bloomberg Brent Crude Index/BCOMCO	1/16/2018	JPMorgan Chase Securities, Inc.	44,940,000	(0.08%)	At Expiration	3,017,653
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/16/2018	Credit Suisse	81,610,000	(0.16%)	At Expiration	3,775,238
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/16/2018	JPMorgan Chase Securities, Inc.	31,030,000	(0.13%)	At Expiration	1,435,892
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/16/2018	Canadian Imperial Bank of Commerce	63,860,000	(0.18%)	At Expiration	2,953,503

The accompanying notes are an integral part of the consolidated financial statements.

28	Deutsche Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (h)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/16/2018	Merrill Lynch International Ltd.	172,910,000	(0.12%)	At Expiration	8,002,143
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/16/2018	Macquarie Bank Ltd.	23,890,000	(0.16%)	At Expiration	1,105,140
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/16/2018	Barclays Bank PLC	6,980,000	(0.14%)	At Expiration	322,960
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/16/2018	Morgan Stanley	32,640,000	(0.15%)	At Expiration	1,510,072
Bloomberg Commodity Index 6 Month Forward/BCOMF6	1/16/2018	BNP Paribas	278,170,000	(0.16%)	At Expiration	12,486,922
Bloomberg Commodity Index 6 Month Forward/BCOMF6	1/16/2018	Macquarie Bank Ltd.	95,550,000	(0.17%)	At Expiration	4,288,723
Bloomberg Commodity Index 6 Month Forward/BCOMF6	1/16/2018	Morgan Stanley	76,170,000	(0.2%)	At Expiration	3,417,733
BofA Merrill Lynch Commodity Excess Return Strategy Index/MLCI1COE	1/16/2018	Merrill Lynch International Ltd.	35,950,000	(0.07%)	At Expiration	2,414,168
BofA Merrill Lynch Commodity Excess Return Strategy\MLCVDW1X	1/16/2018	Merrill Lynch International Ltd.	71,920,000	(0.0%)	At Expiration	1,648,437
CBIC Commodity Backwardation 1 Year Broad Diversified Excess Return Index\CIBZB1BD	1/16/2018	Canadian Imperial Bank of Commerce	44,950,000	(0.32%)	At Expiration	(144,104)
Citi Cubes Dow Jones-UBS Weighted Index/CVICSER7	1/16/2018	Citigroup, Inc.	385,420,000	(0.126%)	At Expiration	4,405,552
Goldman Sachs Brent Vol Carry 05\GSVLBR05	1/16/2018	Goldman Sachs & Co.	53,940,000	(0.35%)	At Expiration	337,592

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	29

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (h)
Goldman Sachs Brent Volatility Carry Strategy 03 Index/GSVLBR03	1/16/2018	Goldman Sachs & Co.	60,412,800	(0.35%)	At Expiration	372,423
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	1/16/2018	Goldman Sachs & Co.	47,467,200	(0.35%)	At Expiration	135,539
Goldman Sachs Commodity Strategy 1039/ABGS1039	1/16/2018	Goldman Sachs & Co.	53,940,000	(0.35%)	At Expiration	(611,188)
Goldman Sachs West Texas Intermediate Vol Carry 17\GSVLCL17	1/16/2018	Goldman Sachs & Co.	53,940,000	(0.35%)	At Expiration	157,207
JPMorgan Alpha Select Alternative Benchmark Index\JMABDJSE	1/16/2018	JPMorgan Chase Securities, Inc.	35,060,000	(0.33%)	At Expiration	(166,212)
JPMorgan Alpha Select Backwardation Excess Return\JBACDJSA	1/16/2018	JPMorgan Chase Securities, Inc.	81,810,000	(0.65%)	At Expiration	(978,353)
JPMorgan Alterative Benchmark Enhanced Beta Select Excess Return Index/JMEBDJSE	1/16/2018	JPMorgan Chase Securities, Inc.	124,130,000	(0.38%)	At Expiration	5,790,307
Macquarie Vol Product 3CL1\VMAC3CL1	1/16/2018	Macquarie Bank Ltd.	98,260,595	(0.2%)	At Expiration	1,546,979
Macquarie Vol Product 3CO1\VMAC3CO1	1/16/2018	Macquarie Bank Ltd.	71,959,755	(0.2%)	At Expiration	2,147,435
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	1/16/2018	Goldman Sachs & Co.	77,800,000	(0.43%)	At Expiration	3,597,293
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	1/16/2018	Royal Bank of Canada	38,730,000	(0.11%)	At Expiration	1,761,666
RBC Enhanced Commodity D01 Excess Return Index/RBCADC01	1/16/2018	Royal Bank of Canada	77,460,000	(0.2%)	At Expiration	3,654,051

The accompanying notes are an integral part of the consolidated financial statements.

30	Deutsche Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (h)
RBC Enhanced Commodity D03 Index/RBCADC03	1/16/2018	Royal Bank of Canada	38,730,000	(0.15%)	At Expiration	1,975,754
RBC Enhanced Commodity D1E0 Index\RBCAD1E0	1/16/2018	Royal Bank of Canada	89,900,000	(0.2%)	At Expiration	(367,946)
Societe Generale M Po 3 U Index\SGCOL45E	1/16/2018	Societe Generale	122,410,000	(0.16%)	At Expiration	5,680,148

Commodity Description	Expiration Date	Notional Amount ($)	Index Weight (%)	Value ($)
Bean Oil	May-18	3,036,447	2.48	140,899
Corn	May-18	8,409,876	6.87	390,240
WTI Crude Oil	May-18	8,923,109	7.29	414,056
Brent Crude Oil	Jul-18	10,151,278	8.29	471,046
Cotton	May-18	1,748,584	1.43	81,139
Gold	Jun-18	14,208,614	11.61	659,317
Copper	May-18	11,185,325	9.14	519,029
Heating Oil	May-18	5,032,022	4.11	233,499
Coffee	May-18	2,421,239	1.98	112,352
Kansas Wheat	May-18	1,362,513	1.11	63,224
Aluminium	May-18	6,875,678	5.62	319,050
Live Cattle	Jun-18	4,454,906	3.64	206,719
Lean Hogs	Jun-18	3,109,004	2.54	144,266
Nickel	May-18	3,597,100	2.94	166,915
Zinc	May-18	3,852,015	3.15	178,744
Natural Gas	May-18	7,525,372	6.15	349,197
Soybean	May-18	6,463,360	5.28	299,917
Sugar	May-18	2,783,540	2.27	129,164
Silver	May-18	4,855,227	3.97	225,295
Soybean Meal	May-18	3,376,527	2.76	156,680
Wheat	May-18	3,905,179	3.19	181,211
Gasoline	May-18	5,133,085	4.19	238,189
Total Societe Generale M Po 3 U Index				5,680,148

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (h)
Societe Generale M Po 4 U Index\SGCOM15E	1/16/2018	Societe Generale	122,410,000	(0.18%)	At Expiration	5,523,928

Commodity Description	Expiration Date	Notional Amount ($)	Index Weight (%)	Value ($)
Bean Oil	Jul-18	3,183,980	2.48	(6,534)
Corn	Jul-18	8,896,679	6.99	54,165
WTI Crude Oil	Jul-18	8,685,203	7.19	514,252

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	31

Commodity Description	Expiration Date	Notional Amount ($)	Index Weight (%)	Value ($)
Brent Crude Oil	Jul-18	9,939,709	8.25	614,955
Cotton	Jul-18	1,750,497	1.43	74,417
Gold	Jun-18	14,192,046	11.55	584,634
Copper	Jul-18	10,872,919	9.13	800,979
Heating Oil	Jul-18	4,883,517	4.04	289,549
Coffee	Jul-18	2,443,835	2.00	120,973
Kansas Wheat	Jul-18	1,438,584	1.15	34,131
Aluminium	Jul-18	6,509,091	5.61	666,539
Live Cattle	Jun-18	4,623,071	3.62	12,085
Lean Hogs	Jun-18	3,146,249	2.53	87,559
Nickel	Jul-18	3,288,679	2.93	461,618
Zinc	Jul-18	3,840,371	3.12	149,423
Natural Gas	Jul-18	7,732,983	6.26	273,675
Soybean	Jul-18	6,908,253	5.31	(110,928)
Sugar	Jul-18	2,637,871	2.27	259,006
Silver	Jul-18	4,714,776	3.96	354,052
Soybean Meal	Jul-18	3,628,501	2.77	(76,964)
Wheat	Jul-18	4,093,314	3.27	88,877
Gasoline	Jul-18	4,999,872	4.13	277,465
Total Societe Generale M Po 4 U Index				5,523,928

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (h)
UBS Custom Commodity Index/UBSIB163 (i)	1/16/2018	UBS AG	189,705,000	(0.311%)	At Expiration	8,848,110

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Commodity Index 3-Month Forward	BCOMF3	38,080,000	10.0%	1,764,567
Bloomberg Commodity Index 2-4-6 Month Forward Blend	BCOMF246	152,340,000	40.2%	6,987,440
Bloomberg Copper Subindex	BCOMHG	(30,000,000)	7.9%	(2,226,200)
Bloomberg Aluminum Subindex	BCOMAL	(30,000,000)	7.9%	(3,233,321)
Bloomberg Corn Subindex	BCOMCN	(30,000,000)	7.9%	(193,598)
Bloomberg Sugar Subindex	BCOMSB	30,000,000	7.9%	3,028,353
Bloomberg Coffee Subindex	BCOMKC	30,000,000	7.9%	1,471,272
Bloomberg Wheat (KC HRW) Subindex	BCOMKW	30,000,000	7.9%	645,577
Bloomberg Brent Crude Subindex	BCOMCO	8,990,000	2.4%	604,020
Total UBS Custom Commodity Index				8,848,110

The accompanying notes are an integral part of the consolidated financial statements.

32	Deutsche Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (h)
Short Positions
Bloomberg Soybean Meal Subindex 1 Month Forward/BCOMSM1	6/15/2018	JPMorgan Chase Securities, Inc.	10,849,242	0.17%	At Expiration	258,299
Total net unrealized appreciation						90,412,906

(h)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

(i)	Index is not publically available on the web site.

At December 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 2.061% Semi-Annually	Floating — 3-Month LIBOR Quarterly	9/20/2017 9/20/2022	270,000,000	USD	658,679	—	658,679
Floating — 3-Month LIBOR Quarterly	Fixed — 1.731% Semi-Annually	9/20/2017 9/20/2019	300,000,000	USD	(50,729)	—	(50,729)
Total net unrealized appreciation							607,950

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at December 31, 2017 is 1.694%.

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, commodity-linked swap contracts, interest rate swap contracts, and purchased and written options contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	33

The Underlying Deutsche Funds in which the Fund invests are considered to be affiliated investments. A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the six months ended December 31, 2017 are as follows:

Affiliate	Value ($) at 6/30/2017	Purchases Cost ($)	Sales Pro ceeds ($)	Realized Gain/ (Loss) ($)	Change in Unrealized Apprecia -tion (Deprecia- tion) ($)	Income Distribu- tions ($)	Value ($) at 12/31/2017
Deutsche Variable NAV Money Fund	15,231,423	15,101,849	—	—	(4,575)	151,771	30,328,697
Deutsche Central Cash Management Government Fund	90,690,444	1,013,732,514	949,817,812	—	—	877,275	154,605,146
Total	105,921,867	1,028,834,363	949,817,812	—	(4,575)	1,029,046	184,933,843

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	$—	$744,369,437	$—	$744,369,437
Mortgage-Backed Securities Pass-Throughs	—	40,230,269	—	40,230,269
Asset-Backed	—	281,021,561	—	281,021,561
Commercial Mortgage-Backed Securities	—	77,176,193	—	77,176,193
Collateralized Mortgage Obligations	—	36,253,662	—	36,253,662
Government & Agency Obligations	—	1,381,992,785	—	1,381,992,785
Loan Participations and Assignments	—	37,555,555	—	37,555,555
Short-Term Investments (j)	200,641,831	—	—	200,641,831

The accompanying notes are an integral part of the consolidated financial statements.

34	Deutsche Enhanced Commodity Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Derivatives (k)
Purchased Options Contracts	$10,010,000	$—	$—	$10,010,000
Futures Contracts	30,166,406	—	—	30,166,406
Commodity-Linked Swap Contracts	—	93,477,101	—	93,477,101
Interest Rate Swap Contracts	—	658,679	—	658,679
Total	$240,818,237	$2,692,735,242	$—	$2,933,553,479

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(1,393,587)	$—	$—	$(1,393,587)
Written Options	(22,260,000)	—	—	(22,260,000)
Commodity-Linked Swap Contracts	—	(3,064,195)	—	(3,064,195)
Interest Rate Swap Contracts	—	(50,729)	—	(50,729)
Total	$(23,653,587)	$(3,114,924)	$—	$(26,768,511)

During the six months ended December 31, 2017, the amount of transfers between Level 3 and Level 2 was $8,742,260. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(j)	See Consolidated Investment Portfolio for additional detailed categorizations.

(k)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity-link swap contracts, interest rate swap contracts, and written options, at value.

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	35

Consolidated Statement of Assets and Liabilities

as of December 31, 2017 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $2,607,690,743) — including $15,194,164 of securities loaned	$2,608,609,462
Investment in Deutsche Government & Agency Securities Portfolio (cost $15,707,988)*	15,707,988
Investment in affiliated Underlying Funds, at value (cost $184,938,418)	184,933,843
Cash	4,448,276
Receivable for investments sold	268,876
Receivable for Fund shares sold	7,362,418
Interest receivable	12,934,448
Receivable for variation margin on futures contracts	13,554,469
Unrealized appreciation on bilateral swap contracts	93,477,101
Total assets	2,941,296,881

Liabilities
Payable upon return of securities loaned	15,707,988
Payable for investments purchased	22,071,026
Payable for Fund shares redeemed	2,865,986
Payable for variation margin on centrally cleared swaps	67,760
Options written, at value (premium received $20,276,660)	22,260,000
Unrealized depreciation on bilateral swap contracts	3,064,195
Accrued management fee	1,694,080
Accrued Trustees’ fees	21,624
Other accrued expenses and payables	3,127,426
Total liabilities	70,880,085
Net assets, at value	$2,870,416,796

*	Represents collateral on securities loaned

The accompanying notes are an integral part of the consolidated financial statements.

36	Deutsche Enhanced Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities as of December 31, 2017 (Unaudited) (continued)

Net Assets Consist of

Undistributed net investment income	$12,231,077
Net unrealized appreciation (depreciation) on:
Investments	914,144
Swap contracts	91,020,856
Futures	28,772,819
Written options	(1,983,340)
Accumulated net realized gain (loss)	3,664,028
Paid-in capital	2,735,797,212
Net assets, at value	$2,870,416,796

Net Asset Value
Class A
Net Asset Value and redemption price per share ($108,725,445 ÷ 9,245,427 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.76
Maximum offering price per share (100 ÷ 94.25 of $11.76)	$12.48
Class T
Net Asset Value offering and redemption price per share ($10,818 ÷ 920 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.76
Maximum offering price per share (100 ÷ 97.50 of $11.76)	$12.06
Class C
Net Asset Value offering and redemption price per share ($26,094,883 ÷ 2,469,904 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.57
Class R6
Net Asset Value offering and redemption price per share ($17,589,697 ÷ 1,473,439 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.94
Class S
Net Asset Value offering and redemption price per share ($396,320,276 ÷ 33,275,237 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.91
Institutional Class
Net Asset Value offering and redemption price per share ($2,321,675,677 ÷ 194,324,580 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.95

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	37

Consolidated Statement of Operations

for the six months ended December 31, 2017 (Unaudited)

Investment Income
Income:
Interest	$25,542,631
Income distributions from affiliated Underlying Funds	1,029,046
Securities lending income, net of borrower rebates	52,627
Total income	26,624,304
Expenses:
Management fee	12,010,170
Administration fee	1,390,997
Services to shareholders	1,886,277
Distribution and service fees	266,119
Custodian fee	119,484
Professional fees	92,193
Reports to shareholders	280,588
Registration fees	139,404
Trustees’ fees and expenses	56,552
Other	99,928
Total expenses before expense reductions	16,341,712
Expense reductions	(1,960,606)
Total expenses after expense reductions	14,381,106
Net investment income	12,243,198

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(16,107,085)
Swap contracts	135,174,665
Futures	(11,027,134)
Written options	7,962,147
Foreign currency	17
116,002,610
Change in net unrealized appreciation (depreciation) on:
Affiliated Underlying Fund	(4,575)
Non-affiliated investments	8,048,915
Swap contracts	59,992,357
Unfunded loan commitments	(31)
Futures	28,011,669
Written options	(2,305,713)
93,742,622
Net gain (loss)	209,745,232
Net increase (decrease) in net assets resulting from operations	$221,988,430

The accompanying notes are an integral part of the consolidated financial statements.

38	Deutsche Enhanced Commodity Strategy Fund

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017

Operations:
Net investment income (loss)	$12,243,198	$14,950,541
Net realized gain (loss)	116,002,610	(235,171,158)
Change in net unrealized appreciation (depreciation)	93,742,622	14,726,111
Net increase (decrease) in net assets resulting from operations	221,988,430	(205,494,506)
Distributions to shareholders from:
Net investment income:
Class A	(76,520)	(8,859,234)
Class T	(6)	(1)*
Class C	—	(1,796,428)
Class R6	(40,735)	(492,516)
Class S	(665,091)	(20,983,671)
Institutional Class	(5,313,265)	(139,104,887)
Total distributions	(6,095,617)	(171,236,737)
Fund share transactions:
Proceeds from shares sold	490,020,349	1,266,960,204
Reinvestment of distributions	5,916,133	166,272,377
Payments for shares redeemed	(586,465,537)	(899,109,964)
Redemption fees	—	14,509
Net increase (decrease) in net assets from Fund share transactions	(90,529,055)	534,137,126
Increase (decrease) in net assets	125,363,758	157,405,883
Net assets at beginning of period	2,745,053,038	2,587,647,155
Net assets at end of period (including undistributed net investment income of $12,231,077 and $6,083,496, respectively)	$2,870,416,796	$2,745,053,038

*	For the period from June 5, 2017 (commencement of operations of Class T) to June 30, 2017.

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Enhanced Commodity Strategy Fund	39

Consolidated Financial Highlights

	Six Months Ended 12/31/17		Years Ended June 30,
Class A	(Unaudited)		2017	2016	2015	2014		2013[d]

Selected Per Share Data
Net asset value, beginning of period	$10.88		$12.60	$13.42	$15.86	$14.95	[d]	$16.25
Income (loss) from investment operations:
Net investment income (loss)[a]	.03		.03	.02	.02	.04		.05
Net realized and unrealized gain (loss)	.86		(.97)	(.83)	(2.01)	.89		(1.00)
Total from investment operations	.89		(.94)	(.81)	(1.99)	.93		(.95)
Less distributions from:
Net investment income	(.01)		(.78)	(.01)	(.45)	(.02)		(.05)
Return of capital	—		—	—	—	—		(.30)
Total distributions	(.01)		(.78)	(.01)	(.45)	(.02)		(.35)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00	***	.00 ***
Net asset value, end of period	$11.76		$10.88	$12.60	$13.42	$15.86		$14.95
Total Return (%)[b]	8.17	[c]**	(7.70)[c]	(6.00)[c]	(12.65)[c]	6.20		(6.14)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	109		110	129	130	171		209
Ratio of expenses before expense reductions (%)	1.46	*	1.47	1.44	1.52	1.50		1.46
Ratio of expenses after expense reductions (%)	1.35	*	1.33	1.36	1.49	1.50		1.46
Ratio of net investment income (loss) (%)	.56	*	.28	.19	.13	.27		.16
Portfolio turnover rate (%)	28	**	52	92	95	93		71

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	On December 6, 2013, the Fund implemented a 1 for 5 reverse stock split. Net asset value and per share information through December 5, 2013 have been updated to reflect the effect of the split. Shareholders received one share for every 5 shares owned and net asset value per share increased correspondingly.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

40	Deutsche Enhanced Commodity Strategy Fund

Class T	Six Months Ended 12/31/17 (Unaudited)		Period Ended 6/30/17[a]

Selected Per Share Data
Net asset value, beginning of period	$10.88		$10.88
Income (loss) from investment operations:
Net investment income (loss)[b]	.03		.00	***
Net realized and unrealized gain (loss)	.86		(.00	)***
Total from investment operations	.89		.00	***
Less distributions from:
Net investment income	(.01)		(.00	)***
Net asset value, end of period	$11.76		$10.88
Total Return (%)[c,d]	8.16	**	.01	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	11		10
Ratio of expenses before expense reductions (%)	1.46	*	1.57	*
Ratio of expenses after expense reductions (%)	1.35	*	1.35	*
Ratio of net investment income (loss) (%)	.56	*	.47	*
Portfolio turnover rate (%)	28	**	52	[e]

[a]	For the period from June 5, 2017 (commencement of operations) to June 30, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Represents the Fund’s portfolio turnover rate for the year ended June 30, 2017.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Enhanced Commodity Strategy Fund	41

	Six Months Ended 12/31/17		Years Ended June 30,
Class C	(Unaudited)		2017	2016	2015	2014		2013[d]

Selected Per Share Data
Net asset value, beginning of period	$9.80		$11.39	$12.21	$14.48	$13.75	[d]	$14.95
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01)		(.05)	(.06)	(.08)	(.07)		(.10)
Net realized and unrealized gain (loss)	.78		(.88)	(.76)	(1.83)	.80		(.85)
Total from investment operations	.77		(.93)	(.82)	(1.91)	.73		(.95)
Less distributions from:
Net investment income	—		(.66)	—	(.36)	—		(.05)
Return of capital	—		—	—	—	—		(.20)
Total distributions	—		(.66)	—	(.36)	—		(.25)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00	***	.00 ***
Net asset value, end of period	$10.57		$9.80	$11.39	$12.21	$14.48		$13.75
Total Return (%)[b]	7.86	c**	(8.42)[c]	(6.72)[c]	(13.30)[c]	5.31	[c]	(6.68)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26		27	29	32	47		65
Ratio of expenses before expense reductions (%)	2.21	*	2.21	2.22	2.29	2.28		2.26
Ratio of expenses after expense reductions (%)	2.10	*	2.08	2.11	2.24	2.26		2.26
Ratio of net investment income (loss) (%)	(.19	)*	(.47)	(.56)	(.61)	(.51)		(.64)
Portfolio turnover rate (%)	28	**	52	92	95	93		71

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	On December 6, 2013, the Fund implemented a 1 for 5 reverse stock split. Net asset value and per share information through December 5, 2013 have been updated to reflect the effect of the split. Shareholders received one share for every 5 shares owned and net asset value per share increased correspondingly.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

42	Deutsche Enhanced Commodity Strategy Fund

Class R6	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Period Ended 6/30/16[a]

Selected Per Share Data
Net asset value, beginning of period	$11.04		$12.79	$12.50
Income (loss) from investment operations:
Net investment income[b]	.06		.08	.01
Net realized and unrealized gain (loss)	.87		(.99)	.30
Total from investment operations	.93		(.91)	.31
Less distributions from:
Net investment income	(.03)		(.84)	(.02)
Redemption fees	—		.00 ***	.00	***
Net asset value, end of period	$11.94		$11.04	$12.79
Total Return (%)[c]	8.43	**	(7.37)	2.46	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18		13	5
Ratio of expenses before expense reductions (%)	1.08	*	1.09	1.27	*
Ratio of expenses after expense reductions (%)	.95	*	.96	.95	*
Ratio of net investment income (%)	.98	*	.67	.68	*
Portfolio turnover rate (%)	28	**	52	92	[d]

[a]	For the period from June 1, 2016 (commencement of operations) to June 30, 2016.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the year ended June 30, 2016.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Enhanced Commodity Strategy Fund	43

	Six Months Ended 12/31/17		Years Ended June 30,
Class S	(Unaudited)		2017	2016	2015	2014		2013[c]

Selected Per Share Data
Net asset value, beginning of period	$11.02		$12.76	$13.58	$16.05	$15.10	[c]	$16.40
Income (loss) from investment operations:
Net investment income (loss)[a]	.05		.06	.05	.04	.07		.05
Net realized and unrealized gain (loss)	.86		(.99)	(.84)	(2.03)	.91		(1.00)
Total from investment operations	.91		(.93)	(.79)	(1.99)	.98		(.95)
Less distributions from:
Net investment income	(.02)		(.81)	(.03)	(.48)	(.03)		(.05)
Return of capital	—		—	—	—	—		(.30)
Total distributions	(.02)		(.81)	(.03)	(.48)	(.03)		(.35)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00	***	.00 ***
Net asset value, end of period	$11.91		$11.02	$12.76	$13.58	$16.05		$15.10
Total Return (%)	8.26	b**	(7.50)[b]	(5.77)[b]	(12.51)[b]	6.46		(5.92)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	396		349	298	283	240		219
Ratio of expenses before expense reductions (%)	1.21	*	1.24	1.25	1.30	1.30		1.29
Ratio of expenses after expense reductions (%)	1.14	*	1.13	1.17	1.28	1.30		1.29
Ratio of net investment income (loss) (%)	.79	*	.48	.39	.32	.47		.35
Portfolio turnover rate (%)	28	**	52	92	95	93		71

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	On December 6, 2013, the Fund implemented a 1 for 5 reverse stock split. Net asset value and per share information through December 5, 2013 have been updated to reflect the effect of the split. Shareholders received one share for every 5 shares owned and net asset value per share increased correspondingly.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

44	Deutsche Enhanced Commodity Strategy Fund

	Six Months Ended 12/31/17		Years Ended June 30,
Institutional Class	(Unaudited)		2017	2016	2015	2014		2013[c]

Selected Per Share Data
Net asset value, beginning of period	$11.05		$12.80	$13.63	$16.10	$15.15	[c]	$16.45
Income (loss) from investment operations:
Net investment income (loss)[a]	.05		.07	.06	.06	.09		.10
Net realized and unrealized gain (loss)	.88		(.99)	(.84)	(2.03)	.89		(1.00)
Total from investment operations	.93		(.92)	(.78)	(1.97)	.98		(.90)
Less distributions from:
Net investment income	(.03)		(.83)	(.05)	(.50)	(.03)		(.10)
Return of capital	—		—	—	—	—		(.30)
Total distributions	(.03)		(.83)	(.05)	(.50)	(.03)		(.40)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00	***	.00 ***
Net asset value, end of period	$11.95		$11.05	$12.80	$13.63	$16.10		$15.15
Total Return (%)	8.41	b**	(7.40)[b]	(5.70)[b]	(12.36)	6.48		(5.78)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2.322		2,246	2,127	358	281		300
Ratio of expenses before expense reductions (%)	1.14	*	1.18	1.16	1.17	1.16		1.14
Ratio of expenses after expense reductions (%)	.99	*	.99	1.01	1.17	1.16		1.14
Ratio of net investment income (loss) (%)	.92	*	.62	.53	.44	.60		.51
Portfolio turnover rate (%)	28	**	52	92	95	93		71

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	On December 6, 2013, the Fund implemented a 1 for 5 reverse stock split. Net asset value and per share information through December 5, 2013 have been updated to reflect the effect of the split. Shareholders received one share for every 5 shares owned and net asset value per share increased correspondingly.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Enhanced Commodity Strategy Fund	45

Notes to Consolidated Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Enhanced Commodity Strategy Fund (the “Fund’’) is a diversified series of Deutsche Securities Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its consolidated financial statements.

Principles of Consolidation. The Fund invests indirectly in commodities markets through a wholly owned subsidiary, Cayman Commodity II, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary”).

46	Deutsche Enhanced Commodity Strategy Fund

Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of December 31, 2017, the Fund’s investment in the Subsidiary was $598,716,713, representing 20% of the Fund’s total assets. The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary.

The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 2.

Deutsche Enhanced Commodity Strategy Fund	47

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Consolidated Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the

48	Deutsche Enhanced Commodity Strategy Fund

terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended December 31, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including Deutsche Government & Agency Securities Portfolio, managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of December 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2017, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets

Deutsche Enhanced Commodity Strategy Fund	49

at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating rate loans (“Loans”) in which the Fund invests, are arranged between the borrower and one or more financial institutions (“Lenders”). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancing. The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Income from certain commodity-linked derivatives does not constitute “qualifying income” to the Fund. Receipt of such income could cause the Fund to be subject to tax at the Fund level. The IRS has issued a private letter ruling to the Fund stating that such income earned through its

50	Deutsche Enhanced Commodity Strategy Fund

wholly owned Subsidiary constitutes qualifying income. The Fund is required to increase its taxable income by its share of the Subsidiary’s income, including net gains from commodity-linked transactions. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income for future periods.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2017, the Fund had net tax basis capital loss carryforwards of approximately $112,232,000, including $86,091,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until June 30, 2018 ($77,996,000) and June 30, 2019 ($8,095,000), the respective expiration dates, whichever occurs first; and approximately $26,141,000 of post-enactment losses, including short-term losses ($16,103,000) and long-term losses ($10,038,000), which may be applied against realized net taxable capital gains indefinitely.

At June 30, 2017, the aggregate cost of investments for federal income tax purposes was $2,745,355,230. The net unrealized depreciation for all investments based on tax cost was $7,130,200. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $10,756,034 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $17,886,234.

The Fund has reviewed the tax positions for the open tax years as of June 30, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s consolidated financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

Deutsche Enhanced Commodity Strategy Fund	51

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures and swap contracts and investment in the Subsidiary. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Prior to February 1, 2017, the Fund imposed a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a

52	Deutsche Enhanced Commodity Strategy Fund

counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Consolidated Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended December 31, 2017, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of the six months ended December 31, 2017 is included in a table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2017, the investment in interest rate swap contracts had a total notional amount generally indicative of $570,000,000.

Commodity-Linked Swaps. Commodity-linked swap agreements involve a commitment to pay interest in exchange for a commodity-linked return

Deutsche Enhanced Commodity Strategy Fund	53

based on a notional amount. To the extent the return of the reference commodity or commodity index underlying the commodity-linked swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. For the six months ended December 31, 2017, the Fund entered into commodity-linked swap agreements to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.

A summary of the open commodity-linked swap contracts as of December 31, 2017 is included in a table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2017, the investment in long commodity-linked swap contracts had a total notional amount generally indicative of a range from $2,969,279,000 to $2,985,895,000, and the investment in short commodity-linked swap contracts had a total notional amount generally indicative of a range from $10,849,000 to $319,992,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended December 31, 2017, the Fund entered into options on commodity futures contracts and commodity indices to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

54	Deutsche Enhanced Commodity Strategy Fund

A summary of open purchased option contracts as of December 31, 2017 is included in the Fund’s Consolidated Investment Portfolio. A summary of open written option contracts is included in the table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2017, the investment in purchased options contracts had a total value generally indicative of a range from approximately $7,061,000 to $12,163,000, and the investment in written options contracts had a total value generally indicative of a range from approximately $9,904,000 to $22,260,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended December 31, 2017, the Fund entered into commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Consolidated Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2017 is included in the table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2017, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $66,483,000 to $441,979,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $33,345,000 to $282,405,000.

Deutsche Enhanced Commodity Strategy Fund	55

The following tables summarize the value of the Fund’s derivative instruments held as of December 31, 2017 and the related location in the accompanying Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Purchased Options	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$658,679	$—	$658,679
Commodity Contracts (a)(b)	10,010,000	93,477,101	30,166,406	133,653,507
	$10,010,000	$94,135,780	$30,166,406	$134,312,186

Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts and centrally cleared swap contracts as disclosed in the Consolidated Investment Portfolio. Unsettled variation margin is disclosed separately within the Consolidated Statement of Assets and Liabilities.

(b)	Investments in securities at value (includes purchased options) and unrealized appreciation on bilateral swap contracts

Liability Derivatives	Written Options	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (c)	$—	$(50,729)	$—	$(50,729)
Commodity Contracts (c)(d)	(22,260,000)	(3,064,195)	(1,393,587)	(26,717,782)
	$(22,260,000)	$(3,114,924)	$(1,393,587)	$(26,768,511)

Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(c)	Includes cumulative depreciation of futures contracts and centrally cleared swap contracts as disclosed in the Consolidated Investment Portfolio. Unsettled variation margin is disclosed separately within the Consolidated Statement of Assets and Liabilities.

(d)	Written options, at value and unrealized depreciation on bilateral swap contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended December 31, 2017 and the related location on the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (e)	$(14,815,109)	$7,962,147	$135,174,665	$(11,027,134)	$117,294,569

Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(e)	Net realized gain (loss) from investments (includes purchased options), written options, swap contracts and futures, respectively

56	Deutsche Enhanced Commodity Strategy Fund

Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (f)	$—	$—	$1,007,607	$—	$1,007,607
Commodity Contracts (f)	21,679,028	(2,305,713)	58,984,750	28,011,669	106,369,734
	$21,679,028	$(2,305,713)	$59,992,357	$28,011,669	$107,377,341

Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(f)	Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swap contracts and futures, respectively

As of December 31, 2017, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$1,229,194	$(796,392)	$—	$432,802
BNP Paribas	12,486,922	—	—	12,486,922
Canadian Imperial Bank of Commerce	2,953,503	(144,104)	—	2,809,399
Citigroup, Inc.	4,405,552	—	—	4,405,552
Credit Suisse	3,775,238	—	—	3,775,238
Goldman Sachs & Co.	4,600,054	(611,188)	—	3,988,866
JPMorgan Chase Securities, Inc.	10,502,151	(1,144,565)	—	9,357,586
Macquarie Bank Ltd.	9,088,277	—	—	9,088,277
Merrill Lynch International Ltd.	12,064,748	—	—	12,064,748
Morgan Stanley	4,927,805	—	—	4,927,805
Royal Bank of Canada	7,391,471	(367,946)	—	7,023,525
Societe Generale	11,204,076	—	—	11,204,076
UBS AG	8,848,110	—	—	8,848,110
	$93,477,101	$(3,064,195)	$—	$90,412,906

Deutsche Enhanced Commodity Strategy Fund	57

Counterparty	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$796,392	$(796,392)	$—	$—
Canadian Imperial Bank of Commerce	144,104	(144,104)	—	—
Goldman Sachs & Co.	611,188	(611,188)	—	—
JPMorgan Chase Securities, Inc.	1,144,565	(1,144,565)	—	—
Royal Bank of Canada	367,946	(367,946)	—	—
	$3,064,195	$(3,064,195)	$—	$—

C. Purchases and Sales of Securities

During the six months ended December 31, 2017, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $315,122,785 and $268,387,197, respectively. Purchases and sales of U.S. Treasury obligations aggregated $365,869,512 and $729,047,534, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

58	Deutsche Enhanced Commodity Strategy Fund

Prior to October 1, 2017, under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund’s average daily net assets	.950%
Next $500 million of such net assets	.900%
Next $500 million of such net assets	.850%
Next $1 billion of such assets	.825%
Over $2.5 billion of such net assets	.800%

Effective October 1, 2017, under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund’s average daily net assets	.950%
Next $500 million of such net assets	.900%
Next $500 million of such net assets	.850%
Next $1 billion of such assets	.825%
Next $1 billion of such assets	.800%
Over $3.5 billion of such net assets	.775%

Accordingly, for the six months ended December 31, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.86% of the Fund’s average daily net assets.

For the period from July 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.35%
Class T	1.35%
Class C	2.10%
Class R6	.95%
Class S	1.15%
Institutional Class	.99%

Deutsche Enhanced Commodity Strategy Fund	59

For the six months ended December 31, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$59,044
Class T	6
Class C	14,121
Class R6	10,096
Class S	144,986
Institutional Class	1,732,353
$1,960,606

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended December 31, 2017, the Administration Fee was $1,390,997, of which $236,362 is unpaid.

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended December 31, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2017
Class A	$7,708	$5,035
Class T	11	7
Class C	1,236	747
Class R6	3,916	1,847
Class S	10,484	5,617
Institutional Class	27,892	16,121
	$51,247	$29,374

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, Deutsche AM Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group

60	Deutsche Enhanced Commodity Strategy Fund

agreements with various firms at various rates for sales of C shares. For the six months ended December 31, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at December 31, 2017
Class C	$98,943	$16,260

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended December 31, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at December 31, 2017	Annualized Rate
Class A	$134,183	$65,626	.25%
Class T	12	10	.23%
Class C	32,981	16,489	.25%
	$167,176	$82,125

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended December 31, 2017 aggregated $7,091.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended December 31, 2017, the CDSC for the Fund’s Class C shares was $2,092. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended December 31, 2017, DDI received $28 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended December 31, 2017, the amount charged to the Fund by DIMA included in the Consolidated Statement of Operations under “Reports to shareholders” aggregated $13,352, of which $8,687 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Deutsche Enhanced Commodity Strategy Fund	61

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2017.

F. Investing in Commodities-Related Investments

The Fund invests in commodity-linked derivative instruments such as commodity-linked swaps, commodity-linked structured notes and options and futures contracts that are designed to provide exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. The commodities-linked derivatives instruments in which the Fund invests are more volatile than many other types of securities and may subject the Fund to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or

62	Deutsche Enhanced Commodity Strategy Fund

other economic variables based upon changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price.

G. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended December 31, 2017		Year Ended June 30, 2017
	Shares	Dollars	Shares		Dollars

Shares sold
Class A	1,382,169	$15,581,695	6,074,876		$70,600,830
Class T	—	—	919	*	10,000	*
Class C	202,787	2,049,851	941,000		9,945,991
Class R6	330,103	3,800,708	861,410		10,193,117
Class S	8,040,024	91,277,089	21,406,880		249,500,404
Institutional Class	32,974,344	377,311,006	79,144,379		926,709,862
		$490,020,349			$1,266,960,204

Shares issued to shareholders in reinvestment of distributions
Class A	4,701	$53,249	626,688		$7,224,361
Class T	1	6	.1	*	1	*
Class C	—	—	141,288		1,472,902
Class R6	3,386	38,923	42,256		492,516
Class S	49,039	562,441	1,580,128		18,425,123
Institutional Class	457,123	5,261,514	11,862,161		138,657,474
		$5,916,133			$166,272,377

Deutsche Enhanced Commodity Strategy Fund	63

	Six Months Ended December 31, 2017		Year Ended June 30, 2017
	Shares	Dollars	Shares	Dollars

Shares redeemed
Class A	(2,219,882)	$(25,013,526)	(6,844,363)	$(78,563,692)
Class C	(445,852)	(4,525,143)	(914,475)	(9,487,103)
Class R6	(68,366)	(789,793)	(52,909)	(611,623)
Class S	(6,517,745)	(74,941,362)	(14,642,650)	(171,565,214)
Institutional Class	(42,395,152)	(481,195,713)	(53,923,390)	(638,882,332)
		$(586,465,537)		$(899,109,964)

Redemption fees		—		$14,509

Net increase (decrease)
Class A	(833,012)	$(9,378,582)	(142,799)	$(737,622)
Class T	1	6	919 *	10,001 *
Class C	(243,065)	(2,475,292)	167,813	1,931,823
Class R6	265,123	3,049,838	850,757	10,074,011
Class S	1,571,318	16,898,168	8,344,358	96,367,853
Institutional Class	(8,963,685)	(98,623,193)	37,083,150	426,491,060
		$(90,529,055)		$534,137,126

*	For the period from June 5, 2017 (commencement of operations of Class T) to June 30, 2017.

64	Deutsche Enhanced Commodity Strategy Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2017 to December 31, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Deutsche Enhanced Commodity Strategy Fund	65

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2017 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/17	$1,081.70	$1,081.60	$1,078.60	$1,084.30	$1,082.60	$1,084.10
Expenses Paid per $1,000*	$7.08	$7.08	$11.00	$4.94	$5.93	$5.20

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/17	$1,018.40	$1,018.40	$1,014.62	$1,020.47	$1,019.51	$1,020.21
Expenses Paid per $1,000*	$6.87	$6.87	$10.66	$4.79	$5.75	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Deutsche Enhanced Commodity Strategy Fund	1.35%	1.35%	2.10%	0.94%	1.13%	0.99%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

66	Deutsche Enhanced Commodity Strategy Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Enhanced Commodity Strategy Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests

Deutsche Enhanced Commodity Strategy Fund	67

of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the

68	Deutsche Enhanced Commodity Strategy Fund

three- and five-year periods and has underperformed its benchmark in one-year period ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund. The Board noted that, in connection with the 2011, 2016, and 2017 contract renewal process, DIMA agreed to implement a new management fee breakpoint.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits

Deutsche Enhanced Commodity Strategy Fund	69

attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

70	Deutsche Enhanced Commodity Strategy Fund

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche Enhanced Commodity Strategy Fund	71

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting”at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

72	Deutsche Enhanced Commodity Strategy Fund

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	SKNRX	SKSTX	SKCRX	SKSRX	SKIRX
CUSIP Number	25159L 877	25159L 380	25159L 851	25159L 844	25159L 836
Fund Number	485	1785	785	2085	817

For shareholders of Class R6
Automated Information Line	Deutsche AM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

deutschefunds.com

Click “Retirement Plans“ to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	Deutsche AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	SKRRX
CUSIP Number	25159L 448
Fund Number	1685

Deutsche Enhanced Commodity Strategy Fund	73

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@db.com

74	Deutsche Enhanced Commodity Strategy Fund

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

Deutsche Enhanced Commodity Strategy Fund	75

Notes

DECSF-3

(R-025782-7 2/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Commodity Strategy Fund, a series of Deutsche Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/1/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/1/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/1/2018